                       MFS(R) VARIABLE INSURANCE TRUST(SM)

                        MFS VALUE SERIES (VALUE SERIES)


        Supplement to the Current Prospectus and Statement of Additional
                               Information (SAI)

     This Supplement describes one new series of the Trust, the Value Series (the series), and it supplements certain information in the Trust's Prospectus and SAI dated May 1, 2001. The following caption headings correspond with the caption headings used in the Prospectus. Information which is not supplemented applies equally to the new series.

-----------------
I EXPENSE SUMMARY
-----------------

(>)  Expense Table

     The "Expense Table" describes the fees and expenses that you may pay when you hold initial class and service class shares of the series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in the series may be made. The table is supplemented as follows:

     Annual Series Operating Expenses (expenses that are deducted from the series' assets):

                                                            Initial         Service
Value Series                                                 Class           Class
------------                                                -------         -------
   Management Fees ...................................        0.75%           0.75%
   Distribution (12b-1) Fees .........................         N/A            0.20%(1)
   Other Expenses(2) .................................        0.44%           0.44%
                                                             -----           -----
   Total Annual Series Operating Expenses(2) .........        1.19%           1.39%
    Fee Waiver/Expense Reimbursement(3) ..............       (0.29)%         (0.29)%
                                                             -----           -----
    Net Expenses(2) ..................................        0.90%           1.10%
                                                             -----           -----

     ---------

     (1) The series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

     (2) "Other Expenses" are based on estimated amounts for the current fiscal year. The series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and therefore may be higher than the actual expenses of the series.

     (3) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(>)  Example of Expenses

     The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see Expense Table). The Table is supplemented as follows:

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

Value Series                                               Year 1        Year 3
-------------------------------------------------------------------------------
   Initial Class                                            $92         $349
-------------------------------------------------------------------------------
   Service Class                                            112          412
-------------------------------------------------------------------------------

----------------------
II RISK RETURN SUMMARY
----------------------


     16: Value Series
     ..........................................................................

(>)  Investment Objective

     The series' investment objective is to seek capital appreciation and reasonable income. This objective may be changed without shareholder approval.

(>)  Principal Investment Policies

     The Series invests, under normal market conditions, at least 65% of its total assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS or the adviser), believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the series may invest in companies of any size, the series generally focuses on undervalued companies with large market capitalizations. The equity securities of these companies may be undervalued because:

     o they are temporarily out of favor in the market due to

         > a decline in the market

         > poor economic conditions

         > developments that have affected or may affect the issuer of the securities or the issuer's industry

     o the market has overlooked them.

     Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The series seeks to achieve a gross yield that exceeds that of the S&P 500 Index. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

(>)  Principal Risks of an Investment

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objectives, that are not described here.

     The principal risks of investing in the series are:

     o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     o Undervalued Securities Risk: The series may invest in securities that are undervalued based on its belief that the market value of these securities will rise due to anticipated events and investor perceptions. If these events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of these securities may not rise as expected or may fall.

     o Large Cap Companies Risk: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potential lower risk, the series' value may not rise as much as the value of series that emphasize smaller cap companies.

     o Interest Rate Risk: Income producing equity securities may react like fixed income securities to changes in interest rates. Thus, when interest rates rise, the prices of income producing equity securities may fall. Conversely, a decrease in interest rates may cause these securities to increase in value.

     o Foreign Markets Risk: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

         > These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

         > Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

         > Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

         > Foreign markets may be less liquid and more volatile than U.S.
           markets.

         > Foreign securities often trade in currencies other than the U.S.
           dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     o Over-the-Counter Risk: Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in buying and selling these stocks at prevailing market prices.

     o As with any mutual fund, you could lose money on your investment in the series.

     An investment in the series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(>)  Bar Chart and Performance Table

     The bar chart and performance table are not included because the series does not have a full calendar year of investment operations.

(>)  Portfolio Manager

     Lisa B. Nurme, a Senior Vice President of MFS, has been employed in the investment management area of the adviser since 1987 and has been the portfolio manager of the series since its inception.

-------------------                                      -----------------------
A p p e n d i x   A                                      V a l u e   S e r i e s
-------------------                                      -----------------------

(>)  Investment Techniques and Practices

     In pursuing its investment objective and investment policies, the Value Series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

   Symbols                                                  X permitted                                             -- not permitted
------------------------------------------------------------------------------------------------------------------------------------
  Debt Securities
   Asset-Backed Securities                                     X        Investment in Other Investment Companies
    Collateralized Mortgage Obligations and Multiclass                   Open-End                                                 X
      Pass-Through Securities                                  X         Closed-End                                               X
    Corporate Asset-Backed Securities                          X        Lending of Portfolio Securities                           X
    Mortgage Pass-Through Securities                           X        Leveraging Transactions
    Stripped Mortgage-Backed Securities                        X         Bank Borrowings                                         --
   Corporate Securities                                        X         Mortgage "Dollar-Roll" Transactions                      X*
   Loans and Other Direct Indebtedness                         X         Reverse Repurchase Agreements                           --
   Lower Rated Bonds                                           X        Options
   Municipal Bonds                                             X         Options on Foreign Currencies                            X
   Speculative Bonds                                           X         Options on Futures Contracts                             X
   U.S. Government Securities                                  X         Options on Securities                                    X
   Variable and Floating Rate Obligations                      X         Options on Stock Indices                                 X
   Zero Coupon Bonds, Deferred Interest Bonds and PIK                    Reset Options                                            X
    Bonds                                                      X         "Yield Curve" Options                                    X
  Equity Securities                                            X        Repurchase Agreements                                     X
  Foreign Securities Exposure                                           Restricted Securities                                     X
   Brady Bonds                                                 X        Short Sales                                              --
   Depositary Receipts                                         X        Short Sales Against the Box                              --
   Dollar-Denominated Foreign Debt Securities                  X        Short Term Instruments                                    X
   Emerging Markets                                            X        Swaps and Related Derivative Instruments                  X
   Foreign Securities                                          X        Temporary Borrowings                                      X
  Forward Contracts                                            X        Temporary Defensive Positions                             X
  Futures Contracts                                            X        Warrants                                                  X
  Indexed Securities/Structured Products                       X        "When-Issued" Securities                                  X
  Inverse Floating Rate Obligations                           --

     * The series will only enter into "covered" mortgage dollar-roll transactions, meaning that the series segregates liquid securities equal in value to the securities it will repurchase and does not use these transactions as a form of leverage.

      The following caption headings correspond with the caption headings used in the Statement of Additional Information. Information which is not supplemented applies equally to the new Series.

(I)   DEFINITIONS -- Page 3

      This section is supplemented as follows:

        The number "16" replaces the number "15" at the end of the first paragraph.

      The following item is added at the end of the list of investment options:

        MFS Value Series*

(III) INVESTMENT TECHNIQUES, PRACTICES AND RISKS -- Beginning on page 3

      This section is supplemented by adding the following disclosure at the end of the section on page 4:

        16. Value Series:

  Foreign Securities: ................   35%
  Lower Rated Bonds: .................   up to (but not including) 20%
  Securities Lending: ................   30%

(IV)  INVESTMENT RESTRICTIONS -- Beginning on page 4

      The fundamental restrictions on page 4 of the SAI do not apply to the Value Series. This section is supplemented by adding the following disclosure after the last paragraph on page 4:

      The Trust, on behalf of the Value Series, may not:

        (1) Borrow Money: borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) Underwrite Securities: underwrite securities issued by other persons, except that all or any portion of the assets of the Series may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) Real Estate, Oil and Gas, Mineral Interests, Commodities: purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

        (4) Senior Securities: issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) Make Loans: make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) Industry Concentration: purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.


                 The date of this Supplement is January 1, 2002


                                      A-2